Subsequent events (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent events
Acquisition of proved oil and gas properties	$ 83,181,294	$ 13,263,947	$ 34,868,314
Subsequent events
Subsequent events
Acquisition of proved oil and gas properties	35,734,000
Customary post close adjustments on prior period acquisitions eliminated from the property accounts	755,000
Subsequent events | Facility
Subsequent events
Proceeds from debt	$ 16,000,000